UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/01
Check here if Amendment []; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
July 29, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 98
Form 13F Information Table Value Total: 446,879
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ----
A T M I Inc.                   COM              00207r101     9028 488000.000SH      SOLE                        488000.000
AMR Corp.                      COM              001765106     2662 75800.000SH       SOLE                         75800.000
Alexanders Inc                 COM              014752109      427 7000.000 SH       SOLE                          7000.000
Allegheny Technologies Inc.    COM              01741R102      707 40600.000SH       SOLE                         40600.000
American Woodmark Corp         COM              030506109     6193 288038.155SH      SOLE                        288038.155
Anadarko Petroleum Corp.       COM              032511107     2856 45500.000SH       SOLE                         45500.000
Applied Materials              COM              038222105     2775 63800.000SH       SOLE                         63800.000
Appollo Group Inc CL A         COM              037604105      492 15000.000SH       SOLE                         15000.000
Ark Best Corp.                 COM              040790107    10289 653300.000SH      SOLE                        653300.000
BE Aerospace Inc               COM              073302101     5151 280300.000SH      SOLE                        280300.000
Beazer Homes USA Inc.          COM              07556Q105     7341 186800.000SH      SOLE                        186800.000
Calpine Corp.                  COM              131347106    25615 465139.000SH      SOLE                        465139.000
Cendant                        COM              151313103    14630 1002750.000SH     SOLE                        1002750.000
Centex Corp                    COM              152312104     6270 150550.000SH      SOLE                        150550.000
Choice Hotels Intl Inc Com     COM              169905106     1370 100000.000SH      SOLE                        100000.000
Choicepoint Inc Com            COM              170388102     1904 56343.000SH       SOLE                         56343.000
Citigroup Inc.                 COM              173034109    13398 297854.970SH      SOLE                        297854.970
Citrix Sys Inc                 COM              177376100     9266 438650.000SH      SOLE                        438650.000
Computer Assoc Int'l           COM              204912109     3889 142987.000SH      SOLE                        142987.000
Conductus                      COM              206784100      711 177700.000SH      SOLE                        177700.000
Conoco Inc CL A                COM              208251306    13414 477350.000SH      SOLE                        477350.000
Conseco Inc.                   COM              208464107    17001 1055980.501SH     SOLE                        1055980.501
Countrywide Credit Ind Inc     COM              222372104     2960 59984.152SH       SOLE                         59984.152
Crossman Communities           COM              22764e109     1731 66400.000SH       SOLE                         66400.000
D&K Healthcare                 COM              232861104     3192 166900.000SH      SOLE                        166900.000
DAL Title Int'l. Inc.          COM              23426R108     5379 357400.000SH      SOLE                        357400.000
DVI Inc                        COM              233343102      355 23000.000SH       SOLE                         23000.000
Dana Corp                      COM              235811106      247 14400.000SH       SOLE                         14400.000
Del Webb Corp                  COM              947423109      695 22500.000SH       SOLE                         22500.000
Delta Air Lines                COM              247361108     1975 50000.000SH       SOLE                         50000.000
Denbury Res. Inc.              COM              247916208      648 80000.000SH       SOLE                         80000.000
Dollar Tree Stores Inc         COM              256747106      578 30000.000SH       SOLE                         30000.000
Education Mgmt Corp            COM              28139T101     1305 40000.000SH       SOLE                         40000.000
Edwards, A. G.                 COM              281760108     1006 27186.000SH       SOLE                         27186.000
El Paso Natural Gas New        COM              28336l109    16493 252580.084SH      SOLE                        252580.084
Ethan Allen Interiors Inc      COM              297602104     1520 45000.000SH       SOLE                         45000.000
Fannie Mae                     COM              313586109     9663 121389.000SH      SOLE                        121389.000
Fidelity Nat'l Fin'l           COM              316326107    12665 473094.000SH      SOLE                        473094.000
Ford                           COM              345370860    15344 545657.330SH      SOLE                        545657.330
Forest Oil                     COM              346091101     1283 42900.000SH       SOLE                         42900.000
Furniture Brands Intl. Inc.    COM              360921100      201 8500.000 SH       SOLE                          8500.000
Gabelli Asset Management       COM              36239Y102     3226 96300.000SH       SOLE                         96300.000
General Electric               COM              369604103      335 8001.000 SH       SOLE                          8001.000
Global Marine Inc New          COM              379352404      645 25200.000SH       SOLE                         25200.000
Graco Inc.                     COM              384109104     5478 195649.000SH      SOLE                        195649.000
Houston Exploration            COM              442120101     2739 91300.000SH       SOLE                         91300.000
Idex Corp                      COM              45167R104     2065 71250.000SH       SOLE                         71250.000
Intel Corp                     COM              458140100     2923 111100.000SH      SOLE                        111100.000
International Business Machine COM              459200101     4399 45732.000SH       SOLE                         45732.000
Iomega Corp.                   COM              462030107       37 10000.000SH       SOLE                         10000.000
JLG Industries Inc.            COM              466210101     2665 205022.005SH      SOLE                        205022.005
Lamson & Sessions              COM              513696104     2700 368900.000SH      SOLE                        368900.000
Libbey Inc Com                 COM              52989B108      896 30000.000SH       SOLE                         30000.000
Manor Care Inc New Com         COM              564055101     1173 57500.000SH       SOLE                         57500.000
Masco Corp                     COM              574599106     4995 206900.000SH      SOLE                        206900.000
Mastec Inc.                    COM              576323109     7881 583325.000SH      SOLE                        583325.000
Mellon Financial Corp.         COM              58551a108     8965 221246.090SH      SOLE                        221246.090
Merck & Company                COM              589331107      922 12146.000SH       SOLE                         12146.000
Meritage Corp.                 COM              59001A102     8711 295100.000SH      SOLE                        295100.000
Merrill Lynch                  COM              590188108    14555 262720.000SH      SOLE                        262720.000
Monaco Coach                   COM              60886R103     1424 79300.000SH       SOLE                         79300.000
Morgan Stanley Dean Witter Dis COM              617446448     9628 179965.000SH      SOLE                        179965.000
NVR Inc.                       COM              62944t105    16104 98800.000SH       SOLE                         98800.000
National RV Holdings           COM              637277104     3093 363850.000SH      SOLE                        363850.000
O M Group Inc Com              COM              670872100     1464 27500.000SH       SOLE                         27500.000
Ocean Energy Inc.              COM              67481e106     4657 281400.000SH      SOLE                        281400.000
Omni Energy Services           COM              68210T109      303 186400.000SH      SOLE                        186400.000
Orthodontic Centers AM         COM              68750P103    10211 498100.000SH      SOLE                        498100.000
Parker Hannifin Corp           COM              701094104      644 16218.000SH       SOLE                         16218.000
Philip Morris                  COM              718154107     7947 167480.000SH      SOLE                        167480.000
Photon Dynamics Inc.           COM              719364101      670 31700.000SH       SOLE                         31700.000
Polaris Industries, Inc.       COM              731068102     3458 76500.000SH       SOLE                         76500.000
Polo Ralph Lauren Corp CL A    COM              731572103     1650 60000.000SH       SOLE                         60000.000
RTI International Metals Inc.  COM              74973w107     1368 101705.000SH      SOLE                        101705.000
Readers Digest Assoc.          COM              755267101     7814 284350.000SH      SOLE                        284350.000
Robert Half Intl Inc Com       COM              770323103      894 40000.000SH       SOLE                         40000.000
Rush Enterprises Inc.          COM              781846100     1214 277405.000SH      SOLE                        277405.000
SCIOS Inc                      COM              808905103     2300 100000.000SH      SOLE                        100000.000
Saga Communications Inc CL A   COM              786598102     1320 80000.000SH       SOLE                         80000.000
Salton                         COM              795757103     5300 348690.000SH      SOLE                        348690.000
Seacor Smit Inc Com            COM              811904101     1243 27500.000SH       SOLE                         27500.000
Southwest SEC Inc.             COM              845224104     4621 247393.000SH      SOLE                        247393.000
Sovereign Bancorp Inc.         COM              845905108      889 105000.000SH      SOLE                        105000.000
Stanley Furniture              COM              854305208    12476 492850.000SH      SOLE                        492850.000
Sun Intl Hotels LTD Ord Shs    COM              P8797T133     1002 43580.000SH       SOLE                         43580.000
Super Value Stores             COM              868536103     2188 164132.000SH      SOLE                        164132.000
Superior Industries            COM              868168105    13412 387959.000SH      SOLE                        387959.000
Texas Industries Inc.          COM              882491103     7407 255157.448SH      SOLE                        255157.448
Triant Technologies Inc.       COM                               4 10000.000SH       SOLE                         10000.000
Vail Resorts Inc Com           COM              91879Q109     1100 55000.000SH       SOLE                         55000.000
Visteon Corp.                  COM              92839u107     7984 530881.814SH      SOLE                        530881.814
Washington Mutual Inc.         COM              939322103     2877 52555.000SH       SOLE                         52555.000
Winnebago Inds. Inc.           COM              974637100     1287 72700.000SH       SOLE                         72700.000
Federated Income TR            MUT              314199100      110 10650.000SH       SOLE                         10650.000
Marsico Growth & Income        MUT              573012200      180 12183.962SH       SOLE                         12183.962
N & B Partners Neuberger       MUT              641224407      307 14964.149SH       SOLE                         14964.149
T Rowe Price New Income Fund   MUT                             122 14137.039SH       SOLE                         14137.039
Vanguard Windsor Fund II       MUT              922018205      268 10129.282SH       SOLE                         10129.282